UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21493

Name of Fund: BlackRock Strategic Dividend Achievers™ Trust (BDT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic Dividend Achievers™ Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 01/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Strategic Dividend AchieversTM Trust (BDT)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Building Products – 1.8%
AO Smith Corp.(a)	53,450	$2,288,194
Masco Corp.(a)	240,500	3,203,460

		5,491,654

Capital Markets – 2.4%
Eaton Vance Corp.(a)	166,600	5,047,980
Federated Investors, Inc., Class B	87,146	2,359,914

		7,407,894

Chemicals – 1.7%
RPM International, Inc.(a)	151,400	3,547,302
Stepan Co.(a)	24,150	1,751,358

		5,298,660

Commercial Banks – 8.9%
BancFirst Corp.(a)	28,699	1,164,031
BancorpSouth, Inc.(a)	121,654	1,902,668
Bank of Hawaii Corp.(a)	99,800	4,677,626
Bank of the Ozarks, Inc.(a)	45,359	1,956,334
Chemical Financial Corp.(a)	56,145	1,165,570
Community Bank System, Inc.(a)	67,600	1,708,928
Community Trust BanCorp, Inc.(a)	40,515	1,171,289
Cullen/Frost Bankers, Inc.(a)	94,938	5,485,518
Iberiabank Corp.	19,585	1,110,861
S&T BanCorp, Inc.(a)	31,200	681,720
Trustmark Corp.(a)	60,200	1,444,198
United Bankshares, Inc.(a)	88,000	2,481,600
Valley National BanCorp(a)	129,000	1,745,370
WesBanco, Inc.(a)	60,200	1,134,770

		27,830,483

Commercial Services & Supplies – 4.9%
ABM Industries, Inc.(a)	136,030	3,495,971
Avery Dennison Corp.(a)	76,941	3,238,447
McGrath RentCorp(a)	52,261	1,319,068
Mine Safety Appliances Co.(a)	72,700	2,266,786
Pitney Bowes, Inc.(a)	209,700	5,091,516

		15,411,788

Computers & Peripherals – 0.9%
Diebold, Inc.(a)	87,530	2,683,670

Containers & Packaging – 2.5%
Bemis Co., Inc.(a)	95,500	3,108,525
Myers Industries, Inc.(a)	110,348	1,008,581
Sonoco Products Co.(a)	101,500	3,608,325

		7,725,431

Contruction Materials – 2.3%
Martin Marietta Materials, Inc.(a)	43,400	3,623,900
Vulcan Materials Co.(a)	82,800	3,523,968

		7,147,868

Distributors – 0.6%
Genuine Parts Co.(a)	34,000	1,759,500

Diversified Consumer Services – 1.3%
H&R Block, Inc.(a)	326,921	4,093,051

Diversified Telecommunication Services – 1.1%
CenturyLink, Inc.(a)	80,300	3,472,172

Electric Utilities – 2.7%
MGE Energy, Inc.(a)	40,371	1,643,100
Northeast Utilities(a)	166,400	5,477,888
Otter Tail Corp.(a)	56,461	1,279,971

		8,400,959

Electrical Equipment – 2.9%
Brady Corp., Class A(a)	110,700	3,625,425
Roper Industries, Inc.(a)	70,300	5,461,607

		9,087,032

Energy Equipment & Services – 1.3%
Helmerich & Payne, Inc.(a)	66,700	3,917,291

Food & Staples Retailing – 1.3%
Casey’s General Stores, Inc.(a)	38,400	1,631,616
SUPERVALU, Inc.(a)	333,500	2,431,215

		4,062,831

Food Products – 5.0%
Hormel Foods Corp.(a)	142,350	7,032,090
JM Smucker Co. (The)(a)	39,105	2,430,767
Lancaster Colony Corp.(a)	47,600	2,645,132
McCormick & Co., Inc.(a)	75,000	3,315,000

		15,422,989

Gas Utilities – 10.6%
Atmos Energy Corp.(a)	93,900	3,061,140
Energen Corp.(a)	63,000	3,521,700
National Fuel Gas Co.(a)	66,100	4,517,274
New Jersey Resources Corp.(a)	123,000	5,161,080
Northwest Natural Gas Co.(a)	80,600	3,591,536
Piedmont Natural Gas Co., Inc.(a)	101,600	2,850,896
South Jersey Industries, Inc.(a)	79,700	4,163,528
UGI Corp.(a)	105,400	3,304,290
WGL Holdings, Inc.(a)	80,585	2,905,895

		33,077,339

Health Care Equipment & Supplies – 2.4%
Beckman Coulter, Inc.(a)	43,291	3,117,385
Meridian Bioscience, Inc.(a)	65,000	1,426,100
Teleflex, Inc.(a)	53,000	3,037,960

		7,581,445

Household Durables – 4.2%
Fortune Brands, Inc.(a)	29,000	1,788,720
Leggett & Platt, Inc.(a)	149,433	3,366,725
Stanley Black & Decker, Inc.(a)	109,548	7,961,949

		13,117,394

Industrial Conglomerates – 0.6%
Raven Industries, Inc.(a)	42,600	2,012,424

Insurance – 6.3%
Arthur J. Gallagher & Co.(a)	108,400	3,217,312
Cincinnati Financial Corp.(a)	186,642	5,980,010
Erie Indemnity Co., Class A	53,400	3,546,828
Harleysville Group, Inc.(a)	47,200	1,667,576
Mercury General Corp.(a)	57,700	2,449,365
Old Republic International Corp.(a)	234,800	2,871,604

		19,732,695

Leisure Equipment & Products – 1.6%
Polaris Industries, Inc.(a)	65,200	5,015,184

JANUARY 31, 2011	1

Schedule of Investments (continued)	BlackRock Strategic Dividend AchieversTM Trust (BDT)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Machinery – 5.9%
Badger Meter, Inc.(a)	59,000	$2,418,410
Dover Corp.(a)	57,000	3,653,700
Graco, Inc.(a)	43,100	1,830,888
NACCO Industries, Inc., Class A(a)	26,200	2,626,550
Pentair, Inc.(a)	149,100	5,392,947
Tennant Co.(a)	62,202	2,509,229

		18,431,724

Media – 0.5%
Meredith Corp.(a)	43,300	1,459,210

Multiline Retail – 0.7%
Family Dollar Stores, Inc.(a)	53,800	2,285,424

Multi-Utilities – 5.8%
Black Hills Corp.(a)	58,500	1,814,085
Integrys Energy Group, Inc.(a)	78,200	3,721,538
MDU Resources Group, Inc.(a)	190,900	4,052,807
NSTAR(a)	126,200	5,474,556
Vectren Corp.(a)	110,050	2,915,224

		17,978,210

Real Estate Investment Trusts (REITS) – 9.6%
Federal Realty Investment Trust(a)	38,400	3,088,512
Getty Realty Corp.(a)	91,500	2,657,160
Home Properties, Inc.(a)	88,700	4,938,816
Liberty Property Trust REIT	51,500	1,790,655
National Retail Properties, Inc.(a)	90,700	2,253,895
Realty Income Corp.(a)	70,318	2,458,317
Sovran Self Storage, Inc.(a)	37,880	1,456,107
Tanger Factory Outlet Centers(a)	67,900	1,772,869
UDR, Inc.(a)	148,200	3,479,736
Universal Health Realty Income Trust(a)	43,125	1,567,594
Washington REIT(a)	64,200	1,969,656
Weingarten Realty Investors(a)	96,500	2,366,180

		29,799,497

Semiconductors & Semiconductor Equipment – 1.7%
Linear Technology Corp.(a)	150,700	5,242,853

Tobacco – 1.9%
Universal Corp.(a)	72,900	2,762,181
Vector Group Ltd.(a)	194,145	3,108,261

		5,870,442

Trading Companies & Distributors – 0.8%
Fastenal Co.(a)	40,500	2,351,430

Water Utilities – 3.3%
American States Water Co.(a)	32,225	1,095,650
Aqua America, Inc.(a)	241,200	5,576,544
California Water Service Group(a)	33,059	1,206,653
Middlesex Water Co.(a)	67,000	1,191,260
SJW Corp.(a)	45,000	1,099,800

		10,169,907

Total Long-Term Investments (Cost – $288,249,972) – 97.5%		303,338,451

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(b)(c)	6,546,702	6,546,702

Total Short-Term Securities (Cost – $6,546,702) – 2.1%		6,546,702

Total Investments Before Outstanding Options Written (Cost – $294,796,674*) – 99.6%		309,885,153

	Contracts
Options Written
Exchange-Traded Call Options Written – (0.2)%
Beckman Coulter, Inc., Strike Price USD 72.50, Expires 2/21/11	28	(7,630)
Beckman Coulter, Inc., Strike Price USD 57.50, Expires 2/22/11	58	(86,710)
Bemis Co., Inc., Strike Price USD 35, Expires 4/18/11	141	(3,877)
Dover Corp., Strike Price USD 60, Expires 2/22/11	115	(51,175)
Energen Corp., Strike Price USD 55, Expires 3/21/11	125	(24,375)
Family Dollar Stores, Inc., Strike Price USD 44, Expires 3/21/11	110	(7,150)
Fastenal Co., Strike Price USD 60, Expires 3/21/11	80	(8,000)
Federal Realty Investment Trust, Strike Price USD 80, Expires 3/21/11	77	(18,865)
Fortune Brands, Inc., Strike Price USD 65, Expires 3/21/11	35	(1,750)
Helmerich & Payne, Inc., Strike Price USD 52.50, Expires 3/21/11	135	(93,150)
Integrys Energy Group, Inc., Strike Price USD 50, Expires 2/22/11	155	(1,550)
Jm Smucker Co, Strike Price USD 65, Expires 2/21/11	80	(3,600)
Lancaster Colony Corp., Strike Price USD 55, Expires 3/21/11	95	(17,812)
Leggett & Platt, Inc., Strike Price USD 20, Expires 3/21/11	300	(81,000)
Linear Technology Corp., Strike Price USD 35, Expires 3/21/11	300	(29,250)
Martin Marietta Materials, Inc., Strike Price USD 90, Expires 3/21/11	87	(8,047)
Masco Corp., Strike Price USD 15, Expires 4/18/11	480	(21,600)
National Fuel Gas Co., Strike Price USD 65, Expires 2/22/11	130	(51,350)
Pitney Bowes, Inc., Strike Price USD 25, Expires 2/22/11	210	(4,200)
Pitney Bowes, Inc., Strike Price USD 24, Expires 3/21/11	210	(16,800)
Polaris Industries, Inc., Strike Price USD 75, Expires 3/21/11	130	(58,500)
Realty Income Corp., Strike Price USD 35, Expires 3/21/11	140	(10,150)
Roper Industries, Inc., Strike Price USD 80, Expires 2/22/11	140	(6,650)
Sonoco Products Co, Strike Price USD 35, Expires 2/22/11	200	(23,500)

2	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Strategic Dividend AchieversTM Trust (BDT)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options Written (continued)
Sovran Self Storage, Inc., Strike Price USD 40, Expires 3/21/11	76	$(15,200)
Stanley Black & Decker, Inc., Strike Price USD 67.50, Expires 3/21/11	220	(128,700)
SUPERVALU, Inc., Strike Price USD 10, Expires 2/22/11	334	(1,670)
Tanger Factory Outlet Centers, Strike Price USD 25, Expires 2/21/11	131	(15,393)
Vulcan Materials Co., Strike Price USD 42, Expires 2/21/11	165	(30,525)
Washington REIT, Strike Price USD 30, Expires 4/18/11	128	(20,800)

Total Exchange-Traded Call Options Written		(848,979)

Over-the-Counter Call Options Written – (0.3)%
ABM Industries, Inc., Strike Price USD 23.41, Expires 2/02/11, Broker JPMorgan Chase Securities	27,000	(61,873)
American States Water Co., Strike Price USD 34.54, Expires 2/09/11, Broker UBS Securities LLC	6,500	(2,220)
AO Smith Corp., Strike Price USD 44.49, Expires 2/25/11, Broker Citigroup Global Markets, Inc.	10,700	(6,075)
Aqua America, Inc., Strike Price USD 22, Expires 2/02/11, Broker JPMorgan Chase Securities	16,000	(17,920)
Aqua America, Inc., Strike Price USD 23.50, Expires 3/07/11, Broker UBS Securities LLC	16,500	(4,344)
Aqua America, Inc., Strike Price USD 23.45, Expires 3/14/11, Broker Citigroup Global Markets, Inc.	8,000	(3,790)
Aqua America, Inc., Strike Price USD 23.25, Expires 3/14/11, Broker UBS Securities LLC	7,700	(3,234)
Arthur J. Gallagher & Co., Strike Price USD 29.19, Expires 3/25/11, Broker Citigroup Global Markets, Inc.	21,700	(19,175)
Atmos Energy Corp., Strike Price USD 32.02, Expires 2/15/11, Broker JPMorgan Chase Securities	9,500	(10,311)
Atmos Energy Corp., Strike Price USD 32.02, Expires 3/07/11, Broker JPMorgan Chase Securities	9,500	(13,805)
Avery Dennison Corp., Strike Price USD 42.50, Expires 2/25/11, Broker JPMorgan Chase Securities	15,000	(14,122)
Badger Meter, Inc., Strike Price USD 42.23, Expires 3/11/11, Broker UBS Securities LLC	11,800	(11,998)
BancFirst Corp., Strike Price USD 41.57, Expires 2/02/11, Broker UBS Securities LLC	5,700	(8)
BancorpSouth, Inc., Strike Price USD 15, Expires 2/25/11, Broker Credit Suisse First Boston	24,000	(21,116)
Bank of Hawaii Corp., Strike Price USD 47.48, Expires 3/31/11, Broker Morgan Stanley & Co., Inc.	20,000	(22,640)
Bank of the Ozarks, Inc., Strike Price USD 41.36, Expires 2/14/11, Broker Morgan Stanley & Co., Inc.	9,000	(17,965)
Bemis Co., Inc., Strike Price USD 33.32, Expires 3/31/11, Broker UBS Securities LLC	5,000	(3,850)
Black Hills Corp., Strike Price USD 31.15, Expires 3/28/11, Broker Morgan Stanley & Co., Inc.	12,000	(7,976)
Brady Corp., Class A, Strike Price USD 32.50, Expires 3/14/11, Broker Jefferies & Co., Inc.	220	(21,013)
California Water Service Group, Strike Price USD 37.72, Expires 2/28/11, Broker Barclays Capital, Inc.	3,300	(481)
California Water Service Group, Strike Price USD 37.72, Expires 3/11/11, Broker Barclays Capital, Inc.	3,300	(700)
Casey’s General Stores, Inc., Strike Price USD 43.30, Expires 2/22/11, Broker Jefferies & Co., Inc.	75	(2,598)
CenturyLink, Inc., Strike Price USD 43.07, Expires 3/08/11, Broker Goldman Sachs & Co.	16,000	(13,113)
Chemical Financial Corp., Strike Price USD 30, Expires 3/31/11, Broker Citigroup Global Markets, Inc.	11,200	(6,720)
Cincinnati Financial Corp., Strike Price USD 32.25, Expires 3/21/11, Broker Jefferies & Co., Inc.	370	(17,675)
Community Bank System, Inc., Strike Price USD 27, Expires 2/25/11, Broker Jefferies & Co., Inc.	135	(1,091)
Community Trust BanCorp, Inc., Strike Price USD 30.10, Expires 3/14/11, Broker Citigroup Global Markets, Inc.	8,100	(3,147)
Cullen/Frost Bankers, Inc., Strike Price USD 61.71, Expires 3/10/11, Broker JPMorgan Chase Securities	19,000	(3,342)
Diebold, Inc., Strike Price USD 32.30, Expires 3/15/11, Broker Citigroup Global Markets, Inc.	17,500	(6,987)
Eaton Vance Corp., Strike Price USD 32.19, Expires 2/14/11, Broker Barclays Capital, Inc.	33,500	(2,844)
Genuine Parts Co., Strike Price USD 50.73, Expires 2/03/11, Broker UBS Securities LLC	7,000	(7,140)
Getty Realty Corp., Strike Price USD 31.38, Expires 2/03/11, Broker Morgan Stanley & Co., Inc.	18,000	(9)
Graco, Inc., Strike Price USD 40.67, Expires 3/15/11, Broker UBS Securities LLC	8,700	(19,822)
H&R Block, Inc., Strike Price USD 13.35, Expires 3/15/11, Broker UBS Securities LLC	65,000	(26,833)
Harleysville Group, Inc., Strike Price USD 37.17, Expires 3/07/11, Broker Citigroup Global Markets, Inc.	9,500	(2,246)
Home Properties, Inc., Strike Price USD 55.64, Expires 3/28/11, Broker Credit Suisse First Boston	18,000	(23,044)
Hormel Foods Corp., Strike Price USD 52.50, Expires 3/21/11, Broker Jefferies & Co., Inc.	285	(4,370)
McCormick & Co., Inc., Strike Price USD 47.10, Expires 3/24/11, Broker Citigroup Global Markets, Inc.	15,000	(3,302)
McGrath RentCorp, Strike Price USD 26.26, Expires 2/09/11, Broker Citigroup Global Markets, Inc.	10,400	(938)
MDU Resources Group, Inc., Strike Price USD 20.58, Expires 3/04/11, Broker Morgan Stanley & Co., Inc.	38,000	(54,755)
Mercury General Corp., Strike Price USD 42.89, Expires 3/04/11, Broker UBS Securities LLC	11,500	(21,998)
Meredith Corp., Strike Price USD 35.75, Expires 2/01/11, Broker Jefferies & Co., Inc.	87	–
Meridian Bioscience, Inc., Strike Price USD 24.07, Expires 2/01/11, Broker Morgan Stanley & Co., Inc.	13,000	–
MGE Energy, Inc., Strike Price USD 42.27, Expires 2/01/11, Broker Citigroup Global Markets, Inc.	8,000	–

JANUARY 31, 2011	3

Schedule of Investments (continued)	BlackRock Strategic Dividend AchieversTM Trust (BDT)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
Middlesex Water Co., Strike Price USD 19.01, Expires 3/14/11, Broker UBS Securities LLC	13,400	$(1,818)
Mine Safety Appliances Co., Strike Price USD 29.93, Expires 2/04/11, Broker Morgan Stanley & Co., Inc.	14,500	(18,300)
Myers Industries, Inc., Strike Price USD 9.56, Expires 3/25/11, Broker Morgan Stanley & Co., Inc.	22,000	(16,350)
NACCO Industries, Inc., Class A, Strike Price USD 118.70, Expires 3/15/11, Broker UBS Securities LLC	5,000	(7,073)
National Retail Properties, Inc., Strike Price USD 26.50, Expires 3/21/11, Broker Jefferies & Co., Inc.	180	(2,722)
New Jersey Resources Corp., Strike Price USD 44.04, Expires 2/14/11, Broker Citigroup Global Markets, Inc.	10,000	(1,780)
New Jersey Resources Corp., Strike Price USD 43.58, Expires 3/07/11, Broker Barclays Capital, Inc.	14,600	(9,332)
Northeast Utilities, Strike Price USD 32.02, Expires 3/11/11, Broker Morgan Stanley & Co., Inc.	33,100	(54,433)
Northwest Natural Gas Co., Strike Price USD 47.20, Expires 2/14/11, Broker Jefferies & Co., Inc.	161	(103)
NSTAR, Strike Price USD 42.91, Expires 2/11/11, Broker JPMorgan Chase Securities	14,000	(11,517)
Old Republic International Corp., Strike Price USD 13.01, Expires 2/01/11, Broker Citigroup Global Markets, Inc.	47,000	–
Otter Tail Corp., Strike Price USD 23.08, Expires 3/15/11, Broker UBS Securities LLC	11,300	(4,813)
Peidmont Natural Gas, Strike Price USD 28.25, Expires 3/11/11, Broker Jefferies & Co., Inc.	200	(15,193)
Pentair, Inc., Strike Price USD 36.75, Expires 2/22/11, Broker Morgan Stanley & Co., Inc.	14,900	(10,372)
Pentair, Inc., Strike Price USD 36.75, Expires 3/04/11, Broker Morgan Stanley & Co., Inc.	14,900	(13,074)
Raven Industries, Inc., Strike Price USD 49.27, Expires 2/22/11, Broker Citigroup Global Markets, Inc.	8,500	(5,653)
RPM International, Inc., Strike Price USD 24.06, Expires 3/24/11, Broker Goldman Sachs & Co.	30,000	(12,610)
S&T BanCorp, Inc., Strike Price USD 22.95, Expires 3/25/11, Broker UBS Securities LLC	6,000	(2,769)
SJW Corp., Strike Price USD 26.20, Expires 3/15/11, Broker Goldman Sachs & Co.	9,000	(2,236)
South Jersey Industries, Inc., Strike Price USD 53.53, Expires 2/14/11, Broker Morgan Stanley & Co., Inc.	16,000	(4,780)
Stepan Co., Strike Price USD 77.62, Expires 2/11/11, Broker UBS Securities LLC	4,800	(307)
SUPERVALU, Inc., Strike Price USD 9.50, Expires 2/15/11, Broker Jefferies & Co., Inc.	334	(12)
Teleflex, Inc., Strike Price USD 55.95, Expires 2/25/11, Broker Citigroup Global Markets, Inc.	10,600	(19,014)
Tennant Co., Strike Price USD 36.64, Expires 3/07/11, Broker Barclays Capital, Inc.	12,500	(51,598)
Trustmark Corp., Strike Price USD 24.89, Expires 2/11/11, Broker Morgan Stanley & Co., Inc.	12,000	(1,637)
UDR, Inc., Strike Price USD 22.50, Expires 2/25/11, Broker Credit Suisse First Boston	30,000	(36,646)
UGI Corp., Strike Price USD 31.90, Expires 2/22/11, Broker Jefferies & Co., Inc.	210	(7,361)
United Bankshares, Inc., Strike Price USD 31, Expires 3/21/11, Broker Jefferies & Co., Inc.	176	(3,762)
Universal Corp., Strike Price USD 38.70, Expires 3/15/11, Broker Morgan Stanley & Co., Inc.	3,650	(4,139)
Universal Corp., Strike Price USD 38.70, Expires 3/25/11, Broker Morgan Stanley & Co., Inc.	3,650	(4,709)
Universal Health Realty Income Trust, Strike Price USD 36.73, Expires 3/14/11, Broker UBS Securities LLC	8,700	(4,008)
Valley National BanCorp, Strike Price USD 14.35, Expires 2/28/11, Broker Citigroup Global Markets, Inc.	26,000	(439)
Vector Group Ltd., Strike Price USD 16.48, Expires 3/10/11, Broker Goldman Sachs & Co.	38,800	(10,613)
Vectren Corp., Strike Price USD 26.65, Expires 3/08/11, Broker UBS Securities LLC	9,000	(4,736)
Vectren Corp., Strike Price USD 26.56, Expires 3/31/11, Broker Goldman Sachs & Co.	13,300	(9,442)
Weingarten Realty Investors, Strike Price USD 23.25, Expires 2/04/11, Broker JPMorgan Chase Securities	19,300	(24,463)
WesBanco, Inc., Strike Price USD 18.98, Expires 3/15/11, Broker UBS Securities LLC	12,000	(8,944)
WGL Holdings, Inc., Strike Price USD 36.40, Expires 2/04/11, Broker Goldman Sachs & Co.	16,100	(2,420)

Total Over-the-Counter Call Options Written		(875,768)

Total Options Written (Premiums Received – $1,584,237) – (0.5)%		(1,724,747)

Total Investments Net of Outstanding Options Written – 99.1%		308,160,406
Other Assets in Excess of Liabilities – 0.9%		2,832,458

Net Assets – 100.0%		$310,992,864

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011 as computed for federal income tax purposes, were as follows:

Aggregate cost	$297,568,621

Gross unrealized appreciation	$31,335,480
Gross unrealized depreciation	(19,018,948)

Net unrealized appreciation	$12,316,532

(a)	Security, or a portion thereof, pledged/held as collateral for outstanding options written.

(b)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at January 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,854,617	692,085	6,546,702	$3,104

(c)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

4	JANUARY 31, 2011

Schedule of Investments (concluded)	BlackRock Strategic Dividend AchieversTM Trust (BDT)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Trust’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long Term Investments:
Common Stocks[1]	$303,338,451	–	–	$303,338,451
Short-Term Securities	6,546,702	–	–	6,546,702

Total	$309,885,153	–	–	$309,885,153

[1]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Equity Contracts	$(848,980)	$(875,767)	–	$(1,724,747)

[2]	Derivative financial instruments are options which are shown at value.

JANUARY 31, 2011	5

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Dividend Achievers™ Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Strategic Dividend Achievers™ Trust

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Strategic Dividend Achievers™ Trust

Date: March 25, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Strategic Dividend Achievers™ Trust

Date: March 25, 2011